UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, Principal Executive Officer

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/2024

Date of reporting period: 09/30/2024

Item 1. Reports to Stockholders.

(a)

Cove Street Capital Small Cap Value Fund
Institutional Class | CSCAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Cove Street Capital Small Cap Value Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://covestreetfunds.com/resources. You can also request this information by contacting us at 1-866-497-0097.
This report desscribes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We just capped off a disappointing fiscal year of performance. As the environment continues to unlove small-cap value stocks at large, we hold some delayed gratification positions as well as a handful of “that wasn’t good” holdings.
Public small-cap equity remains an unloved asset class with few players. We will repeat: that has historically been a setup for future success. We have a number of catalysts in place for specific performance in the intermediate term, as well as a collection of better businesses still selling at reasonable prices. We hope for more opportunities in the latter category in a market still mostly priced for perfection.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	1.87	3.88	4.12
Bloomberg US Aggregate Equity Total Return Index	35.12	15.21	12.79
Russell 2000 Value Total Return	25.88	9.29	8.22
Visit https://covestreetfunds.com/resources for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Cove Street Capital Small Cap Value Fund	PAGE 1	TSR-AR-56166Y875

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$22,990,103
Number of Holdings	32
Net Advisory Fee	$58,109
Portfolio Turnover	70%
Visit https://covestreetfunds.com/resources for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Compass Minerals International, Inc.	7.3%
E.W. Scripps	6.9%
IAC, Inc.	5.9%
Research Solutions, Inc.	5.7%
Global Indemnity Group	5.6%
Climb Global Solutions, Inc.	5.2%
Lifecore Biomedical, Inc.	5.1%
Outfront Media, Inc.	4.8%
Red Violet, Inc.	3.7%
Tiptree, Inc.	3.4%

Top Sectors	(%)
Information Technology	23.9%
Materials	15.0%
Financials	14.3%
Communication Services	14.1%
Health Care	8.8%
Industrials	6.9%
Real Estate	4.8%
Consumer Discretionary	3.1%
Energy	1.0%
Cash & Other	8.1%
MATERIAL FUND CHANGES
On November 20, 2024, the Board approved a Plan of Liquidation (the “Plan”) to liquidate the Fund. The Board has determined that it is in the best interests of the Fund and its shareholders that it be closed to all new investments as of the close of business on November 22, 2024, and that all issued and outstanding shares of the Fund as of the close of business on January 6, 2025 (the “Effective Time”), are anticipated to be redeemed by the Trust.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://covestreetfunds.com/resources
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cove Street Capital documents not be householded, please contact Cove Street Capital at 1-866-497-0097, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cove Street Capital or your financial intermediary.
Cove Street Capital Small Cap Value Fund	PAGE 2	TSR-AR-56166Y875

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	$18,250	$17,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2024	FYE 09/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Cove Street Capital Small Cap Value Fund
Core Financial Statements
September 30, 2024

Cove Street Capital Small Cap Value Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 91.9%
Communication Services - 14.1%
E.W. Scripps - Class A(a)	708,388	$ 1,590,331
IAC, Inc.(a)	25,000	1,345,500
Liberty TripAdvisor Holdings, Inc. - Class A(a)	580,871	296,244
		3,232,075
Consumer Discretionary - 3.1%
Advance Auto Parts, Inc.	8,382	326,814
Clarus Corp.	50,477	227,147
Motorcar Parts of America, Inc.(a)	20,883	154,325
		708,286
Energy - 1.0%
Hallador Energy Co.(a)	25,000	235,750
Financials - 14.3%
Global Indemnity Group - Class A	39,000	1,295,970
StoneX Group, Inc.(a)	8,000	655,040
Tiptree, Inc.	40,000	782,800
White Mountains Insurance Group Ltd.	327	554,657
		3,288,467
Health Care - 8.8%
Great Elm Group, Inc.(a)	100,000	191,000
InfuSystem Holdings, Inc.(a)	73,000	489,100
TruBridge, Inc.(a)	60,000	717,600
Viemed Healthcare, Inc.(a)	85,000	623,050
		2,020,750
Industrials - 6.9%
Clarivate PLC(a)	100,474	713,365
DLH Holdings Corp.(a)	31,218	292,201
KBR, Inc.	4,000	260,520
Park Aerospace Corp.	24,549	319,873
		1,585,959
Information Technology - 23.9%
American Software, Inc. - Class A	55,000	615,450
Climb Global Solutions, Inc.	12,000	1,194,480
Red Violet, Inc.(a)	30,000	853,500
Research Solutions, Inc.(a)	482,061	1,316,027
SecureWorks Corp. - Class A(a)	85,000	752,250
ViaSat, Inc.(a)	65,000	776,100
		5,507,807
Materials - 15.0%
Compass Minerals International, Inc.	140,000	1,682,800
Ecovyst, Inc.(a)	102,256	700,454
NewMarket Corp.	1,000	551,890
Triple Flag Precious Metals Corp.	32,000	517,760
		3,452,904

	Shares	Value
Real Estate - 4.8%
Outfront Media, Inc.	60,000	$1,102,800
TOTAL COMMON STOCKS (Cost $16,405,925)		21,134,798
CONVERTIBLE PREFERRED STOCKS - 5.1%
Lifecore Biomedical, Inc. Series A, 7.50%,(b)	1,674	1,179,306
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,674,460)		1,179,306
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Invesco Treasury Obligations Portfolio - Class Institutional, 4.92%(c)	318,788	318,788
TOTAL SHORT-TERM INVESTMENTS (Cost $318,788)		318,788
TOTAL INVESTMENTS - 98.4% (Cost $18,399,173)		22,632,892
Other Assets in Excess of Liabilities - 1.6%		357,211
TOTAL NET ASSETS - 100.0%		$22,990,103

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	PIK-dividends are paid in kind.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

COVE STREET CAPITAL SMALL CAP VALUE FUND
STATEMENT OF ASSETS & LIABILITIES
September 30, 2024

ASSETS:
Investments, at value (Cost: $18,399,173)	$22,632,892
Recievable for investment securities sold	364,841
Dividends and interest receivable	18,059
Receivable for adviser reimbursements	1,415
Prepaid expenses	12,326
Total assets	23,029,533
LIABILITIES:
Payable for fund administration & accounting fees	15,373
Payable for transfer agent fees & expenses	5,996
Payable for postage & printing fees	5,666
Payable for compliance fees	3,752
Payable for trustee fees	5,313
Payable for custody fees	1,792
Accrued expenses	1,538
Total liabilities	39,430
NET ASSETS	$ 22,990,103
Net Assets Consist of:
Paid-in capital	$18,517,986
Total distributable earnings	4,472,117
Net assets	$ 22,990,103
Shares issued and outstanding(1)	773,616
Net asset value, redemption price and offering price per share(2)	$29.72

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

2

COVE STREET CAPITAL SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividend income (Less: Foreign taxes withheld of $2,548)	$246,360
Paid-in kind dividend income	119,910
Interest income	24,349
Total investment income	390,619
EXPENSES:
Investment adviser fees (See Note 4)	216,512
Fund administration & accounting fees (See Note 4)	95,422
Transfer agent fees & expenses (See Note 4)	36,490
Federal & state registration fees	24,774
Trustee fees	23,160
Legal fees	22,285
Audit fees	21,757
Compliance fees (See Note 4)	16,251
Other Expenses	10,858
Custody fees (See Note 4)	6,778
Insurance expense	2,518
Total expenses before interest	476,805
Interest expense (See Note 9)	3,079
Total expenses before waiver	479,884
Less: waiver from investment adviser (See Note 4)	(158,403)
Net expenses	321,481
Net investment income	69,138
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	827,781
Net change in unrealized appreciation/depreciation on investments	(339,359)
Net realized and unrealized gain on investments	488,422
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$557,560

The accompanying notes are an integral part of these financial statements.

3

COVE STREET CAPITAL SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
September 30, 2024

	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment gain (loss)	$69,138	$(114,568)
Net realized gain on investments	827,781	3,404,463
Net change in unrealized appreciation/depreciation on investments	(339,359)	2,247,408
Net increase in net assets from operations	557,560	5,537,303
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,108,415	534,588
Proceeds from reinvestments of distributions	1,741,377	4,436,013
Payments for shares redeemed	(6,098,661)	(11,668,785)
Redemption fees	10	167
Decrease in net assets resulting from capital share transactions	(3,248,859)	(6,698,017)
DISTRIBUTIONS TO SHAREHOLDERS:	(2,098,069)	(4,974,620)
Total increase (decrease) in net assets	(4,789,368)	6,135,334

NET ASSETS:
Beginning of year	27,779,471	33,914,805
End of year	$ 22,990,103	$27,779,471

The accompanying notes are an integral part of these financial statements.

4

COVE STREET CAPITAL SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(for a Fund Share Outstanding Throughout the Years)

	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$31.64	$31.15	$40.91	$27.56	$34.89
INVESTMENT OPERATIONS:
Net investment income (loss)	0.09	(0.26)	(0.35)	0.60	0.35
Net realized and unrealized gain (loss) on investments	0.44	5.48	(5.25)	13.17	(7.40)
Total from investment operations	0.53	5.22	(5.60)	13.77	(7.05)
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.46)	(0.42)	(0.28)
From net realized gains	(2.45)	(4.73)	(3.70)	—	—
Total distributions	(2.45)	(4.73)	(4.16)	(0.42)	(0.28)
Paid-in capital from redemption fees	—(1)	—(1)	—(1)	—(1)	—(1)
Net asset value, end of year	$29.72	$31.64	$31.15	$40.91	$27.56
Total return	1.87%	17.72%	−15.71%	50.33%	−20.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$23.0	$27.8	$33.9	$73.5	$74.6
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.88%	1.60%	1.32%	1.22%	1.18%
After expense waiver/recoupment	1.26%	1.25%	1.26%	1.22%	1.18%
Ratio of expenses excluding interest expenses to average net assets:
Before expense waiver/recoupment	1.87%	1.59%	1.31%	1.22%	1.18%
After expense waiver/recoupment	1.25%	1.25%	1.25%	1.22%	1.18%
Ratio of net investment income (loss) to average net assets:
After expense waiver/recoupment	0.27%	(0.36)%	(0.76)%	1.27%	0.95%
Portfolio turnover rate	70%	45%	51%	68%	70%

(1)	Amount per share is less than $0.01
The accompanying notes are an integral part of these financial statements.

5

COVE STREET CAPITAL SMALL CAP VALUE FUND
Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cove Street Capital Small Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund commenced operations on September 30, 1998 and currently offers Institutional Class shares. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision is required. As of and during the year ended September 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended September 30, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended September 30, 2021.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund will establish a reserve for interest receivable when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the year ended September 30, 2024, the Fund decreased distributable earnings by $299,160 and increased paid-in capital by $299,160. These adjustments were due to the utilization of earnings and profits on redemption of shares.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

6

COVE STREET CAPITAL SMALL CAP VALUE FUND
Notes to Financial Statements
September 30, 2024(Continued)
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board as reflecting fair value. At September 30, 2024, the Fund had investments in illiquid securities with a total value of $1,179,306 or 5.1% of total net assets.
Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Security	Shares	Date Acquired	Cost Basis
Lifecore Biomedical, Inc., Series A, 7.50%	1,674	Jan. 2023	1,674,460

3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices, or last trade. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices, or last trade. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices, or last trade is used, these securities are categorized in Level 2 of the fair value hierarchy. Also categorized in Level 2 are convertible preferred stock securities which are not actively traded and are valued using a formula-based technique, that use observable inputs such as the conversion price, market volatility, risk-free rate, etc.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

7

COVE STREET CAPITAL SMALL CAP VALUE FUND
Notes to Financial Statements
September 30, 2024(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund's NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Cove Street Capital, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,134,798	$ —	$ —	$21,134,798
Convertible Preferred Stock	—	1,179,306	—	1,179,306
Short-Term Investment	318,788	—	—	318,788
Total Investments in Securities	$21,453,586	$1,179,306	$—	$22,632,892

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund's average daily net assets.
The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (does not include any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of the average daily net assets. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. The Fund did not recoup any previously waived fees for the year ended September 30, 2024. As of September 30, 2024, the Fund had $30,923, $114,845 and $158,403 in previously waived fees or reimbursed expenses subject to potential recovery by September 30, 2025, September 30, 2026 and September 30, 2027, respectively.
U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2024, are disclosed in the Statement of Operations.

8

COVE STREET CAPITAL SMALL CAP VALUE FUND
Notes to Financial Statements
September 30, 2024(Continued)
5. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Institutional Class:
Shares sold	36,956	17,032
Shares issued to holders in reinvestment of distributions	60,297	149,060
Shares redeemed	(201,489)	(377,085)
Net decrease in shares outstanding	(104,236)	(210,993)

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding Short-Term investments, by the Fund for the year ended September 30, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$17,555,185	$20,489,894

7. INCOME TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at September 30, 2024, the most recently completed fiscal year-end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$5,496,912	$(2,468,733)	$3,028,179	$19,604,173

Any difference between book-basis and tax-basis unrealized appreciation would be attributable primarily to the tax deferral of losses on wash sales and partnership holdings in the Fund.
At September 30, 2024, the Fund’s components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
$ —	$1,443,938	$ —	$3,028,179	$4,472,117

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2024, the Fund deferred qualified late year losses of $0. As of September 30, 2024, the Fund had no capital loss carryforwards.
The tax character of distributions paid for the period ended September 30, 2024, were as follows:

	Ordinary Income*	Long Term Capital Gains	Total
Amount in Dollars	$313,628	$1,784,441	$2,098,069
Amount per Share	$0.36638	$2.08455	$2.45093

9

COVE STREET CAPITAL SMALL CAP VALUE FUND
Notes to Financial Statements
September 30, 2024(Continued)
The tax character of distributions paid for the year ended September 30, 2023, were as follows:

	Ordinary Income*	Long Term Capital Gains	Total
Amount in Dollars	$99,887	$4,874,733	$4,974,620
Amount per Share	$0.09500	$4.63621	$4.73121

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
8. LINE OF CREDIT
The Fund has established an unsecured line of credit (“LOC”) in the amount of $3,500,000, 15% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 18, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.00% as of September 30, 2024. The interest rate during the period was 8.00%-8.50%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. The weighted average interest rate paid on outstanding borrowings for the Fund was 8.50%. For the period ended September 30, 2024, the Fund’s LOC activity was as follows:

LOC Agent	Average Borrowings	Amount Outstanding as of September 30, 2024	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
U.S. Bank N.A.	$35,645	$ —	$3,079	$628,000	November 15, 2023

9. SUBSEQUENT EVENTS
On November 7, 2024, the Fund paid an income distribution to shareholders in the amount of $100,295, or $0.13299639 per share and a long-term capital gains distribution of $1,850,402, or $2.45373 per share.
On November 20, 2024, the Board approved a Plan of Liquidation (the “Plan”) to liquidate the Fund. The Board has determined that it is in the best interests of the Fund and its shareholders that it be closed to all new investments as of the close of business on November 22, 2024, and that all issued and outstanding shares of the Fund as of the close of business on January 6, 2025 (the “Effective Time”), are anticipated to be redeemed by the Trust.
Managed has performed further evaluation of subsequent events through the date of the financial statements were issued and has determined that no other items require recognition or disclosure.

10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Cove Street Small Cap Value Fund and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cove Street Small Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations and its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2011.
Emphasis of Matter – Liquidation
As discussed in Note 9 to the financial statements, on November 20, 2024, the Board of Trustees of the Funds approved the liquidation of Cove Street Capital Small Cap Value Fund. The Fund was closed to all new investments as of the close of business on November 22, 2024, and all issued and outstanding shares of the Fund as of the close of business on January 6, 2025, are anticipated to be redeemed by the Trust.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2024

11

COVE STREET CAPITAL SMALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-497-0097.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-497-0097. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-866-497-0097, or (2) on the SEC’s website at https://www.sec.gov/.
FUND DISTRIBUTION INFORMATION
For the fiscal year ended September 30, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 72.07% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024 was 69.52% for the Fund. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 100.00%.

12

INVESTMENT ADVISER
Cove Street Capital, LLC
525 South Douglas Street, Suite 225
El Segundo, CA 90245
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-866-497-0097.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	12/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	12/5/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	12/5/2024

* Print the name and title of each signing officer under his or her signature.